Accumulated Other Comprehensive Loss, Reclassifications out of accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Line Items]
Net gain on securities transactions	$ 251	$ 717	$ 1,622
Salaries and employee benefits	32,521	32,879	32,424
Income taxes	24,522	27,396	23,717
Net income	42,238	44,193	39,812
Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Line Items]
Net income	54	490	850
Unrealized Gain (Losses) on Securities Available For Sale [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Line Items]
Net gain on securities transactions	251	717	1,622
Income taxes	(100)	(287)	(649)
Net income	151	430	973
Net Change in Net Actuarial Loss and Prior Service Credit on Pension and Postretirement Benefit Plans, Net of Tax [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Line Items]
Income taxes	63	(38)	82
Net income	(97)	60	(123)
Amortization of Net Actuarial Loss [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Line Items]
Salaries and employee benefits	(70)	297	(467)
Amortization Of Prior Service Cost [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Line Items]
Salaries and employee benefits	$ (90)	$ (199)	$ 262